Consolidated Statements of Comprehensive Income (Parenthetical) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Consolidated Statements of Comprehensive Income
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax		$ 1,200
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax		$ 1		$ (9)
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), Tax	$ 9		$ (2)
Other Comprehensive Income (Loss), Tax, Total	$ 10		$ (11)